Social and statutory obligations (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of social and statutory obligations

	2022	2021

Obligations to non-controlling interest	40,646	106,648
Employee profit-sharing (a)	794,761	776,713
Salaries and other benefits payable	132,712	138,851
Total	968,119	1,022,212

(a)The Group has a bonus scheme for its employees based on a profit-sharing program as agreed under collective bargaining with the syndicate, which does not extend to the Executive Board. The bonus is calculated at each half of the year and payments are made in February and August.